Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases
9.	Leases

As of June 30, 2025, the Company had the following non-cancellable lease contract.

Description of the lease	Lease term
Office premises	3 to 5 years

(a) Amount recognized in the consolidated balance sheet:

Operating lease right -of-use assets, net was as follows as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Right-of-use assets	$255	$61
Lease liabilities, current	103	56
Lease liabilities, non-current	176	5
Total operating lease liabilities	$279	$61

(b) A summary of lease cost recognized in the Company’ unaudited condensed consolidated statements of income and comprehensive (loss) income is as follows:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	In thousands of USD
Amortization of right-of-use assets	$60	$47
Interest of lease liabilities	$16	$2

Maturity analysis of operating lease liabilities of June 30, 2025 is as follows:

Operating lease payment	In thousands of USD
Within one year	111
One to three years	184
Total future minimum lease payments	$295
Less: imputed interest	(16)
Total	279